Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
Shareholders’ equity

Note 21 – Shareholders’ equity

Ordinary shares

MingZhu Cayman was established under the laws of Cayman Islands on January 2, 2018. The authorized number of ordinary shares was 38,000,000 shares with a par value of approximate $0.001 (HKD 0.01) per ordinary share.

With the effect of resolutions passed by board of directors on February 12, 2020, the authorized number of ordinary shares increased from 38,000,000 to 50,000,000 with a par value of $0.001 instead of HKD 0.01 and the issued number of ordinary shares increased from 1,000 to 9,250,000 with a par value of $0.001 instead of HKD 0.01. With the effect of resolution passed by board of directors on May 21, 2020, the issued number of ordinary shares decreased from 9,250,000 to 9,000,000.

On October 21, 2020, the Company completed the initial public offering (“IPO”) of 3,000,000 ordinary shares at a public offering price of US$4.00 per share.

On October 30, 2020, the underwriter and sole book-runner of the Company’s underwritten IPO, has exercised the partial over-allotment option and purchased an additional 350,000 ordinary shares of the Company at the IPO price of US$4.00 per share.

On December 4, 2020, the underwriter and sole book-runner of the Company’s underwritten IPO, has further exercised the partial over-allotment option and purchased an additional 4,040 ordinary shares of the Company at the IPO price of US$4.00 per share.

As of December 31, 2020, the authorized number of ordinary shares is 50,000,000 with a par value of $0.001 and the issued number of ordinary shares is 12,354,040.

With the above IPO and over-allotments, the Company received total gross proceeds of $13,416,160. After deducting a sum of $2,457,357 in underwriting commission and other expenses, the Company received a total net proceeds of $10,958,803.

On March 12, 2021, the Company closed its direct public offering of 3,333,335 units of its securities (each, a “Unit”), with each Unit consisting of (i) one ordinary share of the Company, par value $0.001 per share, and (ii) one warrant to purchase 0.75 ordinary share. The Company sold the Units at a price of $6.00 per Unit. The Company received gross proceeds from the Offering, before deducting estimated offering expenses payable by the Company, of approximately $18,000,000.

On April 21, 2021, the underwriter and sole book-runner of our underwritten IPO, exercised its partial warrant and purchased a total of 214,286 ordinary shares of the Company with no cash in consideration.

On June 14, 2021, the underwriter and sole book-runner of our underwritten IPO, exercised its partial warrant and purchased a total of 43,616 ordinary shares of the Company with no cash in consideration.

On December 29, 2021, the Company entered into a Share Purchase Agreement (the “SPA”) to acquire 100% of the equity interest of Cheyi (BVI) Limited (the “Cheyi BVI”) which operates its business through its subsidiary Zhejiang Cheyi Network Technology Co., Ltd. (the “Cheyi Network”), an integrated online car-hailing and driver management services company. Pursuant to the agreement, the total consideration for the acquisition of 100% equity ownership of Cheyi BVI is an aggregate of U.S. $23,470,712, consisting of the issuance by the Company to the shareholders of Cheyi BVI an aggregate of 3,189,000 fully paid Company’s ordinary shares (being U.S. $6,760,680 of $2.12 per share) and payment of $2,000,000 at closing, and Year-2021 earnout payment of U.S. $8,826,019 and Year-2022 earnout payment of U.S. $5,884,013 if the Cheyi BVI’s audited net income for its fiscal year 2021 and 2022 is no less than U.S. $3,000,000 respectively. The two earnout payments are due 13 months upon the delivery of Cheyi BVI’s audited financial statements.

On March 14, 2022, the Company entered into a Share Purchase Agreement with Yinhua which develops and operates a comprehensive auto related service platform to serve auto insurance companies, and each of the shareholders of the Yinhua. Under terms of the share purchase agreement, we shall pay $10,076,600 in exchange for 100% equity of Yinhua. Of the total consideration to be paid, $7,078,100 shall be paid in form of 3,826,000 newly issued ordinary shares of the Company, representing $1.85 per ordinary share of the Company, and $1,000,000 upon closing. In addition, a cash earnout of $1,998,500 shall be paid if Yinhua achieves a net income target threshold of $1.3 million during the calendar year of 2022. On March 18, 2022, the parties completed the transaction. Upon the closing of the transaction, the Company acquired 100% shares outstanding of the Yinhua, and the Company issued 3,826,000 ordinary shares and paid $1,000,000 to the sellers.

On May 26, 2023, the Company entered into a Share Purchase Agreement with Liquor Alliance Investment (BVI) Limited (“Alliance BVI”) which operates its liquor distribution business through its variable interest entity Xiamen Alliance Liquor Industry Group Co., Ltd. (formerly known as Guizhou Minzusheng Liquor Co., Ltd.) in China, and each of the shareholders of the Alliance BVI, pursuant to which, among other things and subject to the terms and conditions contained therein, the Company acquired 100% of Alliance BVI for approximately $21,292,948, of which 4,569,095 ordinary shares was issued upon closing. Alliance BVI shall receive a cash of $8,042,090 if it achieves a targeted net income of US$2.0 million during the fiscal year of 2023 and 2024, respectively.

On March 20, 2024, a Form S-8 was filed by the Company in accordance with the requirements of Form S-8 in order to register 5,000,000 ordinary shares, par value of $0.001 (“Ordinary Shares”) of the Company issuable pursuant to the 2024 incentive equity plan of the Company (the “2024 Incentive Plan”) adopted by the Board of Directors of the Company. During the fiscal year of 2024, the Company issued 4,966,950 ordinary shares to its employees according to the 2024 Incentive Plan.

On April 16, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”), pursuant to which two accredited investors agreed to purchase an aggregate of 5,000,000 ordinary shares (the “Shares”), par value $0.001 per share, for an aggregate purchase price of $2,000,000, representing a purchase price of $0.40 per Share. On April 17, 2024, the Company closed the Financing. At the closing, the Company received gross proceeds of $2,000,000 in the aggregate, in exchange for the issuance of the Shares.

At an Extraordinary General Meeting (“2024 EGM”) of Shareholders held on June 14, 2024, the Company’s stockholders approved resolutions effecting a reverse stock split of the Company’s issued ordinary share at a ratio of 1:8 (the “Reverse Stock Split”). The Company’s board of directors previously approved, subject to the Company’s stockholder approval of the Reverse Stock Split at the 2024 EGM, a final ratio of 1-for-8 for the Reverse Stock Split. As of the Effective Time, each 8 shares of the Company’s ordinary share, par value $0.001, per share of the Company (“Ordinary Share”) outstanding immediately prior to the Effective Time will be combined and reclassified, automatically and without any action on the part of the Company or its stockholders, into one new share of Ordinary Share. No fractional shares of Ordinary Share will be issued as a result of the Reverse Stock Split. Shareholders who would otherwise receive a fraction of an Ordinary Shares resulting from the Share Consolidation will be rounded up to the nearest whole number of shares. The Reverse Stock Split was effective on July 1, 2024. In the same 2024 EGM, the Company’s shareholder approved that, immediately following the Reverse Stock Split, the authorized share capital of the Company be increased from US$50,000 divided into 6,250,000 ordinary shares of a par value of US$0.008 each to US$800,000 divided into 100,000,000 ordinary shares of a par value of US$0.008 each. After the 2024 EGM, the authorized number of ordinary shares is 100,000,000 with a par value of $0.008 and the issued number of ordinary shares is 4,779,065 including round up shares of 92,024.

All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the effects of the reverse stock split. All shares and per share data have been retroactively restated to reflect reverse stock split effected on July 1, 2024.

On October 21, 2024, Company, as the issuer, and its indirect wholly owned subsidiary, Shenzhen Yangang Mingzhu Freight Industries Co., Ltd., a company incorporated in China (“Shenzhen Mingzhu”), as the purchaser, entered into a software purchase agreement (the “Software Purchase Agreement”) with H&P International Holdings Limited, a company incorporated in Hong Kong (the “Seller”), as the seller, with respect to a certain Simulation Modeling Subsystem and Physical Simulation Subsystem of Intelligent Logistics Simulation System and related assets, as described more particularly therein (the “Software”). Pursuant to the Software Purchase Agreement, Shenzhen Mingzhu agreed to acquire from the Seller all of the rights, title, and interests in the Software for consideration of an aggregate of 1,900,000 ordinary shares, at US$1.20 per share, with an aggregate value of US$2,280,000 (the “Consideration Shares”). On October 21, 2024, the “Company, completed the share issuance (the “Share Issuance”) and closed the acquisition of the Software, pursuant to the Software Purchase Agreement. The Company issued an aggregate of 1,900,000 ordinary shares, at US$1.20 per share, with an aggregate value of US$2,280,000 to the Assignees as consideration for all of the rights, title, and interests in Software.

As of December 31, 2024, the authorized number of ordinary shares is 100,000,000 with a par value of $0.008 and the issued number of ordinary shares is 6,679,065.

The Company believes it is appropriate to reflect the above transactions as re-denomination and nominal issuance of shares on a retroactive basis similar to stock split or dividend pursuant to ASC 260. According to the above transactions, the Company has retroactively adjusted the shares and per share data for all periods presented.

Share subscription receivables

Share subscription receivables represent unpaid capital contribution from the Company’s shareholders of $847,086 and $847,086 as of December 31, 2024 and 2023, respectively.

Statutory reserves

In accordance with the relevant PRC laws and regulations, the Company’s subsidiaries in the PRC are required to provide for certain statutory reserves, which are appropriated from net profit as reported in accordance with PRC accounting standards. The Company’s subsidiaries in the PRC are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital. Appropriations to other types of reserves in accordance with relevant PRC laws and regulations are to be made at the discretion of the board of directors of each of the Company’s subsidiaries in the PRC. The statutory reserves are restricted from being distributed as dividends under PRC laws and regulations. The statutory reserves recorded by the Company’s subsidiaries in the PRC were $890,021 and $890,021 as of December 31, 2024 and 2023, respectively.

Restricted assets

As a result of these PRC laws and regulations and the requirement that distributions by the Company’s subsidiaries in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Company’s subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and the statutory reserves of the Company’s subsidiaries in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Company’s subsidiaries in the PRC not available for distribution, was $Nil and $Nil as of December 31, 2024 and 2023, respectively.